GMO Resource Transition Fund Average Annual Total Returns			12 Months Ended	23 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Commodity Producers ex-Energy Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(12.77%)	(7.32%)
MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.49%	16.42%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent			(26.24%)	(23.08%)
Performance Inception Date		Feb. 15, 2023
Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(26.83%)	(23.91%)
Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(15.35%)	(17.06%)

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.